Warrants - Schedule of Stock Warrant Activity (Details) - Common Stock Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2021	Jan. 01, 2020
Class of Warrant or Right [Line Items]
Opening balance (Warrants)	1,235,543	937,043	937,043	809,001
Granted (Warrants)	298,500	128,042
Exercised (Warrants)	0	0
Closing Balances (Warrants)	1,235,543	937,043	937,043	809,001
Exercisable (Warrants)	1,235,543	937,043
Granted (Exercise price)	9.81	0.37
Exercised (Exercise price)	0	0
Opening balance (Grant date)	$ 5.73	$ 1.75	$ 1.75	$ 1.68
Granted (Grant date)	$ 18.20	$ 2.24
Exercised (Grant date)	0	0
Closing balance (Grant date)	$ 5.73	$ 1.75	1.75	1.68
Closing balance (Contractual term)	4 days 20 hours	4 days 1 hour
Weighted Average [Member]
Class of Warrant or Right [Line Items]
Opening balance (Exercise price)	$ 2.96	$ 0.78	0.78	0.84
Closing balance (Exercise price)	$ 2.96	$ 0.78	$ 0.78	$ 0.84